Principal accounting policies - Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Short-term investments	$ 7,771,000	$ 23,720,000
Debt investment	2,550,000		$ 49,008,000	$ 34,837,000
Private Company
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Debt investment	2,550,000	0
Fund Investments
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Short-term investments	3,647,000	11,097,000	0
Interest income from short-term investment			0
Fund Investments | Other Gains, Net
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Interest income from short-term investment	452,000	187,000
Listed Equity Securities
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Short-term investments	0	2,342,000
Listed Equity Securities | Other Gains, Net
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Interest income from short-term investment	127,000	1,157,000	0
Wealth Management Products
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Short-term investments	1,574,000	700,000
Wealth Management Products | Other Gains, Net
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Interest income from short-term investment	9,000	52,000	107,000
Pledged Deposits
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Short-term investments	0	$ 9,581,000
Fixed interest rate of investment		0.20%
Pledged Deposits | Other Gains, Net
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Interest income from short-term investment	$ 0	$ 8,000	$ 0